Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	BlackRock Funds III
Prospectus Date	rr_ProspectusDate	Apr. 30, 2015
Class K | BlackRock LifePath 2020 Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	LifePath Fund Overview Key Facts About BlackRock LifePath® 2020 Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of BlackRock LifePath® 2020 Fund (“LifePath 2020 Fund” or the “LifePath Fund”), a series of BlackRock Funds III (the “Trust”), is to seek to provide for retirement outcomes based on quantitatively measured risk. In pursuit of this objective, LifePath 2020 Fund will be broadly diversified across global asset classes, with asset allocations becoming more conservative over time.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the LifePath Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Class K Shares of LifePath 2020 Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 1, 2016
Fee Waiver Or Reimbursement Over Assets Date Of Termination Additional	bf3_FeeWaiverOrReimbursementOverAssetsDateOfTerminationAdditional	May 1, 2025
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The 2020 Master Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual class operating expenses or in the Example, affect LifePath 2020 Fund’s performance. During the most recent fiscal year, the 2020 Master Portfolio’s portfolio turnover rate was 21% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	21.00%
Expenses Represent Both Master and Feeder [Text]	rr_ExpensesRepresentBothMasterAndFeeder	The fees and expenses shown in the table above and the example that follows include the expenses of Class K Shares of LifePath 2020 Fund and its share of the allocated expenses of LifePath® 2020 Master Portfolio (the "2020 Master Portfolio"), a series of Master Investment Portfolio ("MIP"), and also reflect a weighted average of the total operating expense ratios of the underlying funds in which the 2020 Master Portfolio invests. Management fees are paid by the 2020 Master Portfolio.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets given in LifePath 2020 Fund's most recent annual report, which does not include the Acquired Fund Fees and Expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in Class K Shares of LifePath 2020 Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Class K Shares of LifePath 2020 Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that Class K Shares of LifePath 2020 Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the LifePath Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	LifePath 2020 Fund invests all of its assets in the 2020 Master Portfolio, a separate mutual fund with a substantially identical investment objective, which allocates and reallocates its assets among a combination of equity, bond and money market funds (the “Underlying Funds”) in proportions based on its own comprehensive investment strategy.

LifePath 2020 Fund is designed for investors expecting to retire or to begin withdrawing assets around the year 2020. LifePath 2020 Fund seeks to provide for retirement outcomes based on quantitatively measured risk. BFA employs a multi-dimensional approach to assess risk for the LifePath 2020 Fund and to determine the LifePath 2020 Fund’s allocation across asset classes. As part of this multi-dimensional approach, BFA aims to quantify risk using proprietary risk measurement tools that, among other things, analyze historical and forward-looking securities market data, including risk, asset class correlations, and expected returns. As of March 31, 2015, LifePath 2020 Fund held approximately 53% of its assets in Underlying Funds that invest primarily in equity securities, 47% of its assets in Underlying Funds that invest primarily in bonds and the remainder of its assets in Underlying Funds that invest primarily in money market instruments. Certain Underlying Funds may invest in real estate investment trusts (“REITs”), foreign securities, emerging market securities, below investment-grade bonds, commodity-related instruments and derivative securities or instruments, such as options and futures, the value of which is derived from another security, a commodity, a currency or an index.

Under normal circumstances, the asset allocation will change over time according to a predetermined “glide path” as the LifePath Fund approaches its target date. The glide path below represents the shifting of asset classes over time. As the glide path shows, the LifePath Fund’s asset mix becomes more conservative — prior to retirement — as time elapses. This reflects the need for reduced investment risks as retirement approaches and the need for lower volatility of the LifePath Fund, which may be a primary source of income after retirement.

The following chart illustrates the glide path — the target allocation among asset classes as the LifePath Fund approaches its target date — for the LifePath Funds of the Trust:

The asset allocation targets are established by the portfolio managers working with oversight from a committee of BFA investment professionals. The investment team, including the portfolio managers and this investment committee, meets regularly to assess market conditions, review the asset allocation targets of the LifePath Fund, and determine whether any changes are required to enable the LifePath Fund to achieve its investment objective.

Although the asset allocation targets listed for the glide path are general, long-term targets, BFA may periodically adjust the proportion of equity funds and fixed-income funds in the LifePath Fund, based on an assessment of the current market conditions, the potential contribution of each asset class to the expected risk and return characteristics of the LifePath Fund, reallocations of LifePath Fund composition to reflect the investors’ decreasing investment time horizon and other factors. In general, such adjustments will be limited. However, BFA may determine that a greater degree of variation is warranted to protect the LifePath Fund or achieve its investment objective.

BFA’s second step in the structuring of the LifePath Fund is the selection of the Underlying Funds. Factors such as fund classifications, historical risk and performance, and the relationship to other Underlying Funds in the LifePath Fund are considered when selecting Underlying Funds. The specific Underlying Funds selected for the LifePath Fund are determined at BFA’s discretion and may change as deemed appropriate to allow the LifePath Fund to meet its investment objective. See the “Details About the LifePath Funds — Information About the Underlying Funds” section of the prospectus for a list of the Underlying Funds, their classification into equity or fixed-income funds and a brief description of their investment objectives and primary investment strategies.

		Within the prescribed percentage allocations to equity and fixed-income funds, BFA seeks to diversify the LifePath Fund. The equity allocation may be further diversified by style (including both value and growth funds), market capitalization (including both large cap and small cap funds), region (including domestic and international (including emerging market) funds) or other factors. The fixed-income allocation may be further diversified by sector (including government, corporate, agency, and other sectors), duration (a calculation of the average life of a bond which measures its price risk), credit quality (including non-investment grade debt or junk bonds), geographic location (including U.S. and foreign-issued securities), or other factors. The percentage allocation to the various styles of equity and fixed-income are determined at the discretion of the investment team and can be changed to reflect the current market environment.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the LifePath Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Risk is inherent in all investing. The value of your investment in LifePath 2020 Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in LifePath 2020 Fund or your investment may not perform as well as other similar investments. An investment in LifePath 2020 Fund is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following is a summary description of principal risks of investing in LifePath 2020 Fund. LifePath 2020 Fund invests all of its assets in the 2020 Master Portfolio, which allocates its assets among a combination of Underlying Funds. Therefore, references to LifePath 2020 Fund in the description of risks below may include the Underlying Funds in which the 2020 Master Portfolio invests, as applicable.

  Allocation Risk — The LifePath Fund’s ability to achieve its investment goal depends upon BFA’s skill in determining the LifePath Fund’s strategic asset class allocation and in selecting the best mix of Underlying Funds. There is a risk that BFA’s evaluations and assumptions regarding asset classes or Underlying Funds may be incorrect in view of actual market conditions.

  Concentration Risk — To the extent that an underlying index of an Underlying Fund is concentrated in the securities of companies, a particular market, industry, group of industries, sector or asset class, country, region or group of countries, that Underlying Fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector or asset class, country, region or group of countries.

  Convertible Securities Risk — The market value of a convertible security performs like that of a regular debt security; that is, if market interest rates rise, the value of a convertible security usually falls. In addition, convertible securities are subject to the risk that the issuer will not be able to pay interest or dividends when due, and their market value may change based on changes in the issuer’s credit rating or the market’s perception of the issuer’s creditworthiness. Since it derives a portion of its value from the common stock into which it may be converted, a convertible security is also subject to the same types of market and issuer risk as apply to the underlying common stock.

  Debt Securities Risk — Debt securities, such as bonds, involve interest rate risk, credit risk, extension risk, and prepayment risk, among other things.

  Interest Rate Risk — The market value of bonds and other fixed-income securities changes in response to interest rate changes and other factors. Interest rate risk is the risk that prices of bonds and other fixed-income securities will increase as interest rates fall and decrease as interest rates rise. The LifePath Fund may be subject to a greater risk of rising interest rates due to the current period of historically low rates. For example, if interest rates increase by 1%, assuming a current portfolio duration of ten years, and all other factors being equal, the value of the LifePath Fund’s investments would be expected to decrease by 10%. The magnitude of these fluctuations in the market price of bonds and other fixed-income securities is generally greater for those securities with longer maturities. Fluctuations in the market price of the LifePath Fund’s investments will not affect interest income derived from instruments already owned by the LifePath Fund, but will be reflected in the LifePath Fund’s net asset value. The LifePath Fund may lose money if short-term or long-term interest rates rise sharply in a manner not anticipated by LifePath Fund management. To the extent the LifePath Fund invests in debt securities that may be prepaid at the option of the obligor (such as mortgage-backed securities), the sensitivity of such securities to changes in interest rates may increase (to the detriment of the LifePath Fund) when interest rates rise. Moreover, because rates on certain floating rate debt securities typically reset only periodically, changes in prevailing interest rates (and particularly sudden and significant changes) can be expected to cause some fluctuations in the net asset value of the LifePath Fund to the extent that it invests in floating rate debt securities. These basic principles of bond prices also apply to U.S. Government securities. A security backed by the “full faith and credit” of the U.S. Government is guaranteed only as to its stated interest rate and face value at maturity, not its current market price. Just like other fixed-income securities, government-guaranteed securities will fluctuate in value when interest rates change. A general rise in interest rates has the potential to cause investors to move out of fixed-income securities on a large scale, which may increase redemptions from funds that hold large amounts of fixed-income securities. Heavy redemptions could cause the LifePath Fund to sell assets at inopportune times or at a loss or depressed value and could hurt the LifePath Fund’s performance.

  Credit Risk — Credit risk refers to the possibility that the issuer of a debt security (i.e., the borrower) will not be able to make principal and interest payments when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the LifePath Fund’s investment in that issuer. The degree of credit risk depends on the issuer’s financial condition and on the terms of the securities.

  Extension Risk — When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these obligations to fall.

  Prepayment Risk — When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the LifePath Fund may have to invest the proceeds in securities with lower yields.

  Derivatives Risk — The LifePath Fund's use of derivatives may reduce the LifePath Fund's returns and/or increase volatility. Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. A risk of the LifePath Fund's use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. The possible lack of a liquid secondary market for derivatives and the resulting inability of the LifePath Fund to sell or otherwise close a derivatives position could expose the LifePath Fund to losses and could make derivatives more difficult for the LifePath Fund to value accurately. Valuation may be more difficult in times of market turmoil since many investors and market makers may be reluctant to purchase complex instruments or quote prices for them. Derivatives also may expose the LifePath Fund to greater risk and increase its costs. Certain transactions in derivatives involve substantial leverage risk and may expose the LifePath Fund to potential losses that exceed the amount originally invested by the LifePath Fund. The U.S. Government is in the process of adopting and implementing regulations governing derivatives markets, including mandatory clearing of certain derivatives, margin, reporting and registration requirements. The ultimate impact of the regulations remains unclear. Additional U.S. or other regulations may make derivatives more costly, may limit the availability of derivatives, or may otherwise adversely affect the value or performance of derivatives. Certain aspects of the tax treatment of derivative instruments, including swap agreements and commodity-linked derivative instruments, are currently unclear and may be affected by changes in legislation, regulations or other legally binding authority that could affect the character, timing and amount of the LifePath Fund's taxable income or gains and distributions.

  Emerging Markets Risk — Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyper-inflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets.

  Equity Securities Risk — Stock markets are volatile. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions.

  Foreign Securities Risk — Foreign investments often involve special risks not present in U.S. investments that can increase the chances that the LifePath Fund will lose money. These risks include:

  The LifePath Fund generally holds its foreign securities and cash in foreign banks and securities depositories, which may be recently organized or new to the foreign custody business and may be subject to only limited or no regulatory oversight.

  Changes in foreign currency exchange rates can affect the value of the LifePath Fund’s portfolio.

  The economies of certain foreign markets may not compare favorably with the economy of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position.

  The governments of certain countries may prohibit or impose substantial restrictions on foreign investments in their capital markets or in certain industries.

  Many foreign governments do not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent as does the United States and may not have laws to protect investors that are comparable to U.S. securities laws.

  Settlement and clearance procedures in certain foreign markets may result in delays in payment for or delivery of securities not typically associated with settlement and clearance of U.S. investments.

  The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several European countries. These events may spread to other countries in Europe. These events may affect the value and liquidity of certain of the LifePath Fund’s investments.

  Investment Style Risk — Under certain market conditions, growth investments have performed better during the later stages of economic expansion and value investments have performed better during periods of economic recovery. Therefore, these investment styles may over time go in and out of favor. At times when an investment style used by an Underlying Fund is out of favor, the LifePath Fund may underperform other funds that use different investment styles.

  Investments in Mutual Funds and Exchange Traded Funds Risk — The LifePath Fund will invest substantially all of its assets in Underlying Funds, so the LifePath Fund’s investment performance is directly related to the performance of the Underlying Funds. The LifePath Fund may also directly invest in exchange traded funds (“ETFs”). The LifePath Fund’s net asset value will change with changes in the value of the mutual funds, ETFs and other securities in which it invests. An investment in the LifePath Fund will entail more direct and indirect costs and expenses than a direct investment in the Underlying Funds and ETFs.

  Junk Bonds Risk — Although junk bonds generally pay higher rates of interest than investment grade bonds, junk bonds are high risk investments that may cause income and principal losses for the LifePath Fund.

  Leverage Risk — Some transactions may give rise to a form of economic leverage. These transactions may include, among others, derivatives, and may expose the LifePath Fund to greater risk and increase its costs. The use of leverage may cause the LifePath Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet any required asset segregation requirements. Increases and decreases in the value of the LifePath Fund’s portfolio will be magnified when the LifePath Fund uses leverage.

  Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the LifePath Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by fund management will underperform the markets, the relevant indexes or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

  Mortgage- and Asset-Backed Securities Risk — Mortgage- and asset-backed securities represent interests in "pools" of mortgages or other assets, including consumer loans or receivables held in trust. Mortgage- and asset backed securities are subject to credit, interest rate, prepayment and extension risks. These securities also are subject to risk of default on the underlying mortgage or asset, particularly during periods of economic downturn. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities.

  Passive Investment Risk — Because BFA does not select individual companies in the underlying indexes for certain Underlying Funds, those Underlying Funds may hold stocks in companies that present risks that an adviser researching individual stocks might seek to avoid.

  REIT Investment Risk — Investments in REITs involve unique risks. REITs may have limited financial resources, may trade less frequently and in limited volume and may be more volatile than other securities.

  Retirement Income Risk — The LifePath Fund does not provide a guarantee that sufficient capital appreciation will be achieved to provide adequate income at and through retirement. The LifePath Fund also does not ensure that you will have assets in your account sufficient to cover your retirement expenses or that you will have enough saved to be able to retire in the target year identified in the LifePath Fund name; this will depend on the amount of money you have invested in the LifePath Fund, the length of time you have held your investment, the returns of the markets over time, the amount you spend in retirement, and your other assets and income sources.

  Securities Lending Risk — Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the LifePath Fund may lose money and there may be a delay in recovering the loaned securities. The LifePath Fund could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. These events could trigger adverse tax consequences for the LifePath Fund.

  U.S. Government Obligations Risk — Certain securities in which the LifePath Fund may invest, including securities issued by certain U.S. government agencies and U.S. government sponsored enterprises, are not guaranteed by the U.S. government or supported by the full faith and credit of the United States.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose part or all of your investment in LifePath 2020 Fund or your investment may not perform as well as other similar investments.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in LifePath 2020 Fund is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The information shows you how LifePath 2020 Fund’s performance has varied year by year and provides some indication of the risks of investing in LifePath 2020 Fund. The bar chart shows the returns for Class K Shares of LifePath 2020 Fund for each of the last ten calendar years. Prior to May 3, 2010, Class K Shares were designated Class S Shares. Class K Shares (formerly Class S Shares) commenced operations on May 30, 2008. The performance information for the periods prior to May 30, 2008 shows the performance of Institutional Shares of LifePath 2020 Fund adjusted to reflect the different administration fees and expenses of Class K Shares. The average annual total returns table compares the performance of LifePath 2020 Fund to that of the Russell 1000 Index and the LifePath 2020 Fund Custom Benchmark, a customized weighted index comprised of the Barclays U.S. Aggregate Bond Index, Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series L), FTSE EPRA/NAREIT Developed Real Estate Index, MSCI ACWI ex USA IMI Index, Russell 1000 Index, Russell 2000 Index and Bloomberg Commodity Index (formerly known as Dow Jones-UBS Commodity Index), which are representative of the asset classes in which LifePath 2020 Fund invests according to their weightings as of the most recent quarter-end. The weightings of the indices in the LifePath 2020 Fund Custom Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the LifePath Fund’s asset allocation strategy. The returns of the LifePath 2020 Fund Custom Benchmark shown in the average annual total return table are not recalculated or restated when it is adjusted to reflect the LifePath Fund’s asset allocation strategy but rather reflects the LifePath 2020 Fund Custom Benchmark’s actual allocation over time, which may be different from the current allocation. Effective November 28, 2014, the LifePath 2020 Fund changed its glide path and target asset allocation to target higher levels of equity exposure for the LifePath 2020 Fund throughout the glide path. Performance for the periods shown prior to November 28, 2014 is based on the prior glide path and target asset allocation. To the extent that dividends and distributions have been paid by the LifePath 2020 Fund, the performance information of the LifePath 2020 Fund in the chart and table assumes reinvestment of the dividends and distributions. How LifePath 2020 Fund performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future. If BFA, BAL and their affiliates had not waived or reimbursed certain LifePath 2020 Fund expenses during these periods, LifePath 2020 Fund’s returns would have been lower. Updated information on LifePath 2020 Fund’s performance, including its current net asset value, can be obtained by visiting http://www.blackrock.com/funds or can be obtained by phone at (800) 882-0052.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information shows you how LifePath 2020 Fund’s performance has varied year by year and provides some indication of the risks of investing in LifePath 2020 Fund.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The average annual total returns table compares the performance of LifePath 2020 Fund to that of the Russell 1000 Index and the LifePath 2020 Fund Custom Benchmark, a customized weighted index comprised of the Barclays U.S. Aggregate Bond Index, Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series L), FTSE EPRA/NAREIT Developed Real Estate Index, MSCI ACWI ex USA IMI Index, Russell 1000 Index, Russell 2000 Index and Bloomberg Commodity Index (formerly known as Dow Jones-UBS Commodity Index), which are representative of the asset classes in which LifePath 2020 Fund invests according to their weightings as of the most recent quarter-end.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 882-0052
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	http://www.blackrock.com/funds
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	How LifePath 2020 Fund performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Class K Shares ANNUAL TOTAL RETURNS LifePath 2020 Fund As of 12/31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the ten-year period shown in the bar chart, the highest return for a quarter was 13.99% (quarter ended June 30, 2009) and the lowest return for a quarter was –14.10% (quarter ended December 31, 2008). The year-to-date return as of March 31, 2015 was 2.03%.
Performance Table Heading	rr_PerformanceTableHeading	As of 12/31/14 Average Annual Total Returns
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Class K | BlackRock LifePath 2020 Fund | Class K Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.35%	[1],[2]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[2]
Administration Fees	rr_Component1OtherExpensesOverAssets	0.15%	[2]
Independent Expenses	rr_Component2OtherExpensesOverAssets	0.01%	[2],[3]
Other Expenses	rr_OtherExpensesOverAssets	0.16%	[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.30%	[2],[4],[5]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.81%	[2],[5]
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.31%)	[1],[2],[3]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.50%	[1],[2],[3]
1 Year	rr_ExpenseExampleYear01	51
3 Years	rr_ExpenseExampleYear03	225
5 Years	rr_ExpenseExampleYear05	415
10 Years	rr_ExpenseExampleYear10	962
2005	rr_AnnualReturn2005	6.89%
2006	rr_AnnualReturn2006	13.36%
2007	rr_AnnualReturn2007	3.69%
2008	rr_AnnualReturn2008	(25.38%)
2009	rr_AnnualReturn2009	23.15%
2010	rr_AnnualReturn2010	11.28%
2011	rr_AnnualReturn2011	1.78%
2012	rr_AnnualReturn2012	11.36%
2013	rr_AnnualReturn2013	10.11%
2014	rr_AnnualReturn2014	5.35%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2015
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	2.03%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	13.99%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(14.10%)
1 Year	rr_AverageAnnualReturnYear01	5.35%
5 Years	rr_AverageAnnualReturnYear05	7.91%
10 Years	rr_AverageAnnualReturnYear10	5.36%
Class K | BlackRock LifePath 2020 Fund | Return After Taxes on Distributions | Class K Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.82%
5 Years	rr_AverageAnnualReturnYear05	6.11%
10 Years	rr_AverageAnnualReturnYear10	4.05%
Class K | BlackRock LifePath 2020 Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class K Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.80%
5 Years	rr_AverageAnnualReturnYear05	5.87%
10 Years	rr_AverageAnnualReturnYear10	4.07%
Class K | BlackRock LifePath 2020 Fund | LifePath 2020 Fund Custom Benchmark (Reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.46%
5 Years	rr_AverageAnnualReturnYear05	8.21%
10 Years	rr_AverageAnnualReturnYear10	5.71%
Class K | BlackRock LifePath 2020 Fund | Russell 1000® Index (Reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	13.24%
5 Years	rr_AverageAnnualReturnYear05	15.64%
10 Years	rr_AverageAnnualReturnYear10	7.96%

[1]	BlackRock Fund Advisors ("BFA"), the investment adviser for the 2020 Master Portfolio, has contractually agreed to waive its management fee at the 2020 Master Portfolio level in an amount equal to the management fees and administration fees, if any, received by BFA or BlackRock Advisors, LLC ("BAL"), the administrator for LifePath 2020 Fund, from each investment company in which the 2020 Master Portfolio invests through April 30, 2016. This waiver may not be terminated prior to May 1, 2016 without the consent of the Board of Trustees of MIP.
[2]	The fees and expenses shown in the table above and the example that follows include the expenses of Class K Shares of LifePath 2020 Fund and its share of the allocated expenses of LifePath® 2020 Master Portfolio (the "2020 Master Portfolio"), a series of Master Investment Portfolio ("MIP"), and also reflect a weighted average of the total operating expense ratios of the underlying funds in which the 2020 Master Portfolio invests. Management fees are paid by the 2020 Master Portfolio.
[3]	Independent Expenses consist of LifePath 2020 Fund's allocable portion of the fees and expenses of the independent trustees of the Trust and MIP, counsel to such independent trustees and the independent registered public accounting firm that provides audit services to LifePath 2020 Fund and the 2020 Master Portfolio. BAL and BFA have contractually agreed to reimburse, or provide offsetting credits to, LifePath 2020 Fund and the 2020 Master Portfolio, as applicable, for Independent Expenses through April 30, 2025. After giving effect to such contractual arrangements, Independent Expenses will be 0.00%. Such contractual arrangements may not be terminated prior to May 1, 2025 without the consent of the Board of Trustees of the Trust or MIP, as applicable.
[4]	Acquired Fund Fees and Expenses reflect LifePath 2020 Fund's pro rata share of the fees and expenses incurred by investing in certain other funds, including the underlying funds.
[5]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets given in LifePath 2020 Fund's most recent annual report, which does not include the Acquired Fund Fees and Expenses.